Amount Due from/(to) Related Parties - Schedule of Trade and Non-trade Related Parties (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Trade
Amount due from related party trade	$ 928,936	RM 3,787,734	RM 1,831,222
Non-trade
Amount due from related party non-trade	181,803	741,303	626,160
Amount due from related parties	1,110,739	4,529,037	2,457,382
Amount due to related parties	115,126	469,425	3,901,595
Solar Bina Engineering Sdn. Bhd. [Member]
Trade
Amount due from related party trade			24,727
Non-trade
Amount due from related party non-trade			100,000
Amount due to related parties			1,500,000
RL Solar Assets Sdn. Bhd. [Member]
Trade
Amount due from related party trade	289,745	1,181,436
Non-trade
Amount due from related party non-trade	75,577	308,165	308,165
Reservoir Link Renewable Sdn. Bhd. [Member]
Trade
Amount due from related party trade	468,087	1,908,621	1,108,818
Non-trade
Amount due to related parties	13,394	54,613
RL Sigma Engineering Sdn. Bhd. [Member]
Trade
Amount due from related party trade	171,104	697,677	697,677
Reservoir Link Energy Bhd. [Member]
Non-trade
Amount due from related party non-trade	106,226	433,138	217,995
Amount due to related parties			1,830,787
Reservoir Link Sdn. Bhd. [Member]
Non-trade
Amount due to related parties	63,471	258,804	258,804
Mr. Lee Seng Chi [Member]
Non-trade
Amount due to related parties	$ 38,261	RM 156,008	RM 312,004